Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Comprehensive income:
Net income (loss)	$ 243.9	$ 204.7	$ 106.7
Other comprehensive income (loss), before tax:
Cumulative translation adjustment	13.7	(25.4)	1.2
Derivative financial instruments	(3.1)	19.0	3.8
Accrued benefit cost	(11.6)	(31.9)	(11.7)
Unrealized gain on investment	0.5	0.2
Total other comprehensive loss, before tax	(0.5)	(38.1)	(6.7)
Income tax benefit related to other comprehensive loss	3.8	6.2	2.8
Comprehensive income	$ 247.2	$ 172.8	$ 102.8